Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	¥ 541,725,129	¥ 405,867,891
1–30 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	216,868,768	84,773,571
31–89 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	155,777,057	45,325,715
91–179 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	61,479,897	71,998,321
180–269 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	975,850,851	607,965,498
Collaboration Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	530,614,924	317,919,137
Collaboration Model [Member] | 1–30 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	211,079,593	65,272,511
Collaboration Model [Member] | 31–89 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	147,179,514	36,690,468
Collaboration Model [Member] | 91–179 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	58,391,334	46,882,748
Collaboration Model [Member] | 180–269 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	947,265,365	466,764,864
Collaboration Model [Member] | First lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	189,814,922	129,276,871
Collaboration Model [Member] | First lien [Member] | 1–30 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	86,537,327	27,020,424
Collaboration Model [Member] | First lien [Member] | 31–89 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	66,784,464	16,765,041
Collaboration Model [Member] | First lien [Member] | 91–179 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	31,394,514	20,194,817
Collaboration Model [Member] | First lien [Member] | 180–269 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	374,531,227	193,257,153
Collaboration Model [Member] | Second lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	340,800,002	188,642,266
Collaboration Model [Member] | Second lien [Member] | 1–30 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	124,542,266	38,252,087
Collaboration Model [Member] | Second lien [Member] | 31–89 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	80,395,050	19,925,427
Collaboration Model [Member] | Second lien [Member] | 91–179 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	26,996,820	26,687,931
Collaboration Model [Member] | Second lien [Member] | 180–269 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	572,734,138	273,507,711
Traditional Facilitation Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	11,110,205	87,948,754
Traditional Facilitation Model [Member] | 1–30 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	5,789,175	19,501,060
Traditional Facilitation Model [Member] | 31–89 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	8,597,543	8,635,247
Traditional Facilitation Model [Member] | 91–179 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	3,088,563	25,115,573
Traditional Facilitation Model [Member] | 180–269 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	28,585,486	141,200,634
Traditional Facilitation Model [Member] | First lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	5,618,913	38,097,424
Traditional Facilitation Model [Member] | First lien [Member] | 1–30 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	3,503,613	7,913,700
Traditional Facilitation Model [Member] | First lien [Member] | 31–89 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	4,980,213	2,960,953
Traditional Facilitation Model [Member] | First lien [Member] | 91–179 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	1,574,208	6,981,736
Traditional Facilitation Model [Member] | First lien [Member] | 180–269 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	15,676,947	55,953,813
Traditional Facilitation Model [Member] | Second lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	5,491,292	49,851,330
Traditional Facilitation Model [Member] | Second lien [Member] | 1–30 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	2,285,562	11,587,360
Traditional Facilitation Model [Member] | Second lien [Member] | 31–89 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	3,617,330	5,674,294
Traditional Facilitation Model [Member] | Second lien [Member] | 91–179 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	1,514,355	18,133,837
Traditional Facilitation Model [Member] | Second lien [Member] | 180–269 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	¥ 12,908,539	¥ 85,246,821